CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) $ in Millions	Dec. 31, 2019 USD ($)
$7.5 Million Bridge Loan [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Face amount	$ 7.5